Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	May 25, 2011 Predecessor Registrant	Dec. 31, 2010 Predecessor Registrant
Cash flows from operating activities:
Net income (loss)	$ (18,857)	$ 41,319	$ (28,760)	$ (13,888)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net periodic pension cost	(24)	169		208
Depreciation and amortization	46,547	64,951	17,080	43,402
Deferred income taxes	10,814	(15,955)	1,575	191
Deferred revenue	(794)	(8,574)	(977)	(2,344)
Deferred financing costs	1,806	3,172
Provision for (reversal of) allowance for doubtful accounts	1,360	(83)		172
Write-off of advance payment		2,600
Interest accrued to principal on debt obligations			4,020	15,495
(Increase) decrease in:
Accounts receivable	5,594	(780)	(6,486)	(3,755)
Due from related parties			840	(376)
Inventories	171	76	(166)	(84)
Prepaid insurance	(560)	(1,801)	1,881	784
Guarantee deposits and other assets	277	(304)	(132)	(227)
Accounts payable, accrued expenses and income tax	(13,472)	(2,763)	18,594	(457)
Guarantee deposits and accrued expenses	(508)	471	665	1,889
Net cash provided by operating activities	32,354	82,498	8,134	41,010
Cash flows from investing activities:
Restricted cash-satellite Satmex 8		(4,900)
Construction in progress - satellites (including capitalized interest)	(150,537)	(114,678)	(42,333)	(63,113)
Acquisition of equipment	(1,627)	(1,998)	(635)	(4,578)
Net cash used in investing activities	(152,164)	(121,576)	(42,968)	(67,691)
Cash flows from financing activities:
Proceeds from equity interest	90,000
Repayment of First Priority Old Notes	(238,237)
Issuance of Senior Secured Notes		35,700	325,000
Deferred financing costs	(333)	(1,221)	(18,247)
Net cash provided by (used in) financing activities	(148,570)	34,479	306,753
Cash and cash equivalents:
Net (decrease) increase for the period	(268,380)	(4,599)	271,919	(26,681)
Beginning of period	347,631	79,251	75,712	102,393
End of period	79,251	74,652	347,631	75,712
Cash paid during the year:
Interest paid	16,295	32,870	40,196	32,554
Capitalized interest	11,715	33,830	3,801	2,582
Income taxes paid	1,172	1,977		4,666
Non-cash investing activities:
Capital expenditures incurred not yet paid	3,674	27,744	35,678	844
Non-cash financing activities:
Capitalization of debt into common stock	$ 206,890